Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) attributable to the Company	$ 710	$ 3,558	$ 3,387	$ 8,960	$ (5,723)	$ (7,402)	$ (1,856)	$ (6,709)	$ (2,385)	$ 10,182	$ (18,352)	$ (2,396)
Less: Dividends on preferred stock and amortization	(3,282)				0					(5,196)	0	0
Undistributed net income (loss) allocated to common stockholders	(2,572)				(5,723)					4,965	(18,352)	(2,396)
Distributed and undistributed net income (loss) - basic	(2,572)				(5,723)					4,965	(18,352)	(2,396)
Effect of incremental subsidiary shares	(202)				(282)					(1,447)	(1,465)	(1,143)
Net income (loss) attributable to redeemable noncontrolling interests in Ashford Holdings	0				(12)
Distributed and undistributed net income (loss) - diluted	$ (2,774)				$ (6,017)					$ (4,926)	$ (19,817)	$ (5,666)
Weighted average common shares outstanding:
Weighted average common shares outstanding – basic (in shares)	2,419	2,381	2,109	2,095	2,094	2,069	2,022	2,019	2,015	2,170	2,031	2,012
Effect of contingently issuable shares (in shares)	30				17					59	36	39
Effect of assumed conversion of operating partnership units (in shares)	0				4
Weighted average common shares outstanding – diluted (in shares)	2,449	2,652	2,337	2,487	2,115	2,118	2,054	2,265	2,046	2,332	2,067	2,209
Income (loss) per share – basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.06)	$ 0.14	$ 0.67	$ 4.26	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ 2.29	$ (9.04)	$ (1.19)
Income (loss) per share – diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.13)	$ (1.96)	$ 0.18	$ 0.93	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (2.11)	$ (9.59)	$ (2.56)
Net income (loss) allocated to common stockholders	$ 3,505				$ 355					$ 5,226	$ (19)	$ (4)
Dividends on preferred stock and amortization	$ 3,282				$ 0					$ 5,196	$ 0	$ 0
Weighted average diluted shares (in shares)	1,574				270					751	38	5
Effect of unvested restricted shares
Income (loss) per share – diluted:
Net income (loss) allocated to common stockholders										$ 21	$ 0	$ 0
Weighted average diluted shares (in shares)	9				9					9	0	1
Effect of assumed exercise of stock options
Income (loss) per share – diluted:
Weighted average diluted shares (in shares)	65				234					163	34	0
Effect of assumed conversion of Ashford Holdings units
Income (loss) per share – diluted:
Net income (loss) allocated to common stockholders	$ (4)				$ 0					$ 9	$ (19)	$ (4)
Weighted average diluted shares (in shares)	4				0					4	4	4
Effect of incremental subsidiary shares
Income (loss) per share – diluted:
Net income (loss) allocated to common stockholders	$ 227				$ 355
Weighted average diluted shares (in shares)	46				27
Effect of assumed conversion of preferred stock
Income (loss) per share – diluted:
Weighted average diluted shares (in shares)	1,450				0					575	0	0